FINANCIAL INSTRUMENTS & RISK - Liabilities Arising From Financing Activities (Details) - CHF (SFr) SFr in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Changes in liabilities arising from financing activities [abstract]
Liabilities arising from financing activities at beginning of period	SFr 7,402.2	SFr 7,274.5	SFr 8,306.4
Cash flows from financing activities:
Interest paid	(420.2)	(422.5)	(329.3)
Vendor financing additions	363.4	271.2	148.2
Repayments of debt and lease liabilities	(1,179.1)	(107.6)	(1,011.8)
Principal payments on operating-related vendor financing	(327.9)	(171.8)	(198.2)
Principal payments on capital-related vendor financing	(49.1)	(124.8)	(86.3)
Payment of financing costs and debt premiums	0.0	0.1	(26.3)
Net cash received related to derivative instruments	52.3	117.1	(4.9)
Related-party payments	0.0	0.0	(149.2)
Total cash flows from financing activities	(1,560.6)	(438.3)	(1,657.7)
Losses on debt extinguishment	3.9		(2.8)
Realized and unrealized (gains) losses on derivative instruments, net	(249.6)	524.4	(348.4)
Interest accruals	428.0	426.6	338.1
Assets acquired under leases	126.3	56.2	343.9
Assets acquired under capital-related vendor financing arrangements, including VAT	52.1	77.6	117.5
Effect of changes in foreign exchange rates	287.4	(466.7)	(49.0)
Other related party charges	(51.8)	1.7	205.7
Other changes	(51.5)	(53.7)	20.8
Liabilities arising from financing activities at end of period	6,386.4	7,402.2	7,274.5
Unadjusted Difference
Cash flows from financing activities:
Interest paid			(329.2)
Debt and accrued interest
Changes in liabilities arising from financing activities [abstract]
Liabilities arising from financing activities at beginning of period	5,537.3	5,942.1	6,882.3
Cash flows from financing activities:
Interest paid	(359.2)	(364.1)	(267.6)
Vendor financing additions	363.4	271.2	148.2
Repayments of debt and lease liabilities	(1,064.7)	0.0	(899.4)
Principal payments on operating-related vendor financing	(327.9)	(171.8)	(198.2)
Principal payments on capital-related vendor financing	(49.1)	(124.8)	(86.3)
Payment of financing costs and debt premiums		0.1	(26.3)
Related-party payments			(149.2)
Total cash flows from financing activities	(1,437.5)	(389.4)	(1,478.8)
Losses on debt extinguishment	3.9		(2.8)
Interest accruals	358.2	358.7	272.8
Assets acquired under capital-related vendor financing arrangements, including VAT	52.1	77.6	117.5
Effect of changes in foreign exchange rates	271.8	(453.4)	(47.8)
Other related party charges	(51.8)	1.7	205.7
Other changes	0.2	0.1	(6.8)
Liabilities arising from financing activities at end of period	4,734.2	5,537.3	5,942.1
Derivatives
Changes in liabilities arising from financing activities [abstract]
Liabilities arising from financing activities at beginning of period	607.3	(15.5)	304.0
Cash flows from financing activities:
Net cash received related to derivative instruments	52.3	117.1	(4.9)
Total cash flows from financing activities	52.3	117.1	(4.9)
Realized and unrealized (gains) losses on derivative instruments, net	(249.6)	524.4	(348.4)
Effect of changes in foreign exchange rates	15.6	(13.3)	(1.2)
Other changes	7.3	(5.4)	35.0
Liabilities arising from financing activities at end of period	432.9	607.3	(15.5)
Lease liabilities
Changes in liabilities arising from financing activities [abstract]
Liabilities arising from financing activities at beginning of period	1,257.6	1,347.9	1,120.1
Cash flows from financing activities:
Interest paid	(61.0)	(58.4)	(61.6)
Repayments of debt and lease liabilities	(114.4)	(107.6)	(112.4)
Total cash flows from financing activities	(175.4)	(166.0)	(174.0)
Interest accruals	69.8	67.9	65.3
Assets acquired under leases	126.3	56.2	343.9
Effect of changes in foreign exchange rates	0.0
Other changes	(59.0)	(48.4)	(7.4)
Liabilities arising from financing activities at end of period	SFr 1,219.3	SFr 1,257.6	SFr 1,347.9